Goodwill and Identifiable Assets (Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 22,130	$ 20,943	$ 17,047
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	19,381
2014	16,366
2015	12,078
2016	9,669
2017	7,972
Thereafter	6,818
Net Carrying Amount	$ 72,284	$ 94,848